Share-Based Payments	12 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments

Note 28. Share-Based Payments

From time to time, the Group provides Incentive Options and Performance Rights to officers, employees, consultants and other key advisors as part of remuneration and incentive arrangements. The number of options or rights granted, and the terms of the options or rights granted are determined by the Board. Shareholder approval is sought where required. During the period the following share-based payments have been recognized:

Share-based payments

During the period, the following share-based payments have been granted:

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Recognized in profit & loss :
Director options 1/3	549,174	332,560	-
Consultant options 2/4	249,624	144,590	-
Director options [5]	-	3,009	-
Advisor options [8]	-	-	395,000
Advisor options [7]	-	-	330,000
Total options granted	798,798	480,159	725,000
Performance Rights
Performance rights exercised			312,000
Performance rights	(463,129)	300,076	163,053
Total performance	(463,129)	300,076	475,053
Total	335,669	780,235	1,200,053

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 28. Share-Based Payments (Continued)

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$
Recognized in equity:
Options issued to brokers 6/9	-	636,670	732,000
	-	636,670	732,000

Options Expense

For the options expensed during the current financial year, the valuation model inputs used to determine the fair value at the grant date, are as follows:

	1. Director Options	2. Consultants Options	3. Director Options	4. Consultants Options

Recognized in	Profit & Loss	Profit & Loss	Profit & Loss	Profit & Loss
Grant date	29/11/2022	29/11/2022	29/11/2022	29/11/2022
Number of options issued	5,750,000	2,500,000	5,750,000	2,500,000
Expiry date	30/11/2025	30/11/2025	30/11/2025	30/11/2025
Vesting date	31/03/2023	31/03/2023	30/11/2025	30/11/2025
Share price at grant date	0.66	0.66	0.66	0.66
Exercise Price	1.20	1.20	1.20	1.20
Expected Volatility	90%	90%	90%	90%
Risk-Free Interest Rate	3.24%	3.24%	3.24%	3.24%
Trinomial step	200	200	200	200
Early exercise factor	2.50	2.50	2.50	2.50
Underlying fair value at grant date	0.299	0.299	0.299	0.299
The total share-based payment expense recognized from the amortization as of the 30 June 2024 for the issued options	549,174	249,624	332,560	144,590
Vesting terms	Continuous employment and, A$1bn project valuation	Continuous employment and, A$1bn project valuation	Continuous employment and, A$1bn project valuation	Continuous employment and, A$1bn project valuation

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 28. Share-Based Payments (Continued)

	5. Director Options	6 Broker Options	7. Advisor Options	8. Advisor Options	9. Broker Options

Recognized in	Profit & Loss	Equity	Profit & Loss	Profit & Loss	Equity
Grant date	29/11/2022	16/09/2022	20/10/2021	20/10/2021	27/09/2021
Number of options issued	200,000	1,714,286	500,000	500,000	1,200,000
Expiry date	7/Oct/2023	16/09/2025	07/10/2023	20/05/2023	27/09/2023
Vesting date	29/11/2022	16/09/2022	20/10/2021	20/10/2021	27/09/2021
Share price at grant date	0.66	0.78	1.55	1.55	1.45
Exercise Price	2.20	0.91	2.20	1.25	2.20
Expected Volatility	90%	90%	100%	100%	100%
Risk-Free Interest Rate	3.18%	3.45%	0.26%	0.26%	0.26%
Trinomial step	200	200
Early exercise factor	2.5	2.5
Underlying fair value at grant date	0.0329	0.3714	0.66	0.79	0.61
Fair Value	3,009	636,670	330,000	395,000	732,000

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 28. Share-Based Payments (Continued)

Option movement June 2024

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2024 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 29 December 2023	0.75	1,100,000	-	-	(1,100,000)	-
On or before 7 October 2023	2.20	1,900,000	-	-	(1,900,000)	-
On or before 30 November 2025	1.20	8,250,000	-	-	-	8,250,000
On or before 30 November 2024	1.10	13,614,264	-	-	-	13,614,264
On or before 16 January 2026	0.91	1,714,286	-	-	-	1,714,286
On or before 30 April 2024 (1)	0.70	6,993,608	-	(251)	(6,993,357)	-
On or before 30 June 2025	1.00	-	216	-	-	216
		33,572,158	216	(251)	(9,993,357)	23,578,766

(1)	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.

Option movement June 2023

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2023 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 19 September 2022	0.40	6,100,000	-	(6,100,000)	-	-
On or before 28 October 2022	0.56	150,000	-	(150,000)	-	-
On or before 28 January 2023	0.60	750,000	-	-	(750,000)	-
On or before 2 December 2022	3.00	1,050,000	-	-	(1,050,000)	-
On or before 29 December 2023	0.75	1,100,000	-	-	-	1,100,000
On or before 20 May 2023	1.35	1,100,000	500,000	-	(1,600,000)	-
On or before 23 Sept 2023	2.20	1,700,000	200,000	-	-	1,900,000
On or before 30 November 2024	1.10	-	13,614,264	-	-	13,614,264
On or before 30 November 2025	1.20	-	8,250,000	-	-	8,250,000
On or before 16 January 2026	0.91	-	1,714,286	-	-	1,714,286
On or before 30 April 2024 (1)	0.70	-	6,993,793	(185)	-	6,993,608
Total		11,950,000	31,272,343	(6,250,185)	(3,400,000)	33,572,158

(1)	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 28. Share-Based Payments (Continued)

Option movement June 2022

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2022 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 19 September 2022	A$0.40	6,100,000	-	-	-	6,100,000
On or before 28 October 2022	A$0.56	150,000	-	-	-	150,000
On or before 28 January 2023	A$0.60	750,000	-	-	-	750,000
On or before 2 December 2022	A$3.00	1,050,000	-	-	-	1,050,000
On or before 29 December 2023	A$0.75	1,100,000	-	-	-	1,100,000
On or before 20 May 2023	A$1.35	600,000	-	-	-	600,000
On or before 27 September 2023	A$2.20	-	1,200,000	-	-	1,200,000
On or before 20 May 2023	A$1.40	-	500,000	-	-	500,000
On or before 7 October 2023	A$2.20	-	500,000	-	-	500,000
Total		9,750,000	2,200,000	-	-	11,950,000

On the 29 November 2021 the company completed share consolidation on a 10:1 basis

The weighted average year remaining contractual life

The weighted average number of years remaining for the contractual life for share-based payment options outstanding as at 30 June 2024 was 0.85 years (2023: 1.51 years 2022: 0.60 years).

The weighted average exercise price

The weighted average exercise price for the share-based payment options outstanding as at 30 June 2024 was A$1.12 (2023: A$1.08, 2022: A$1.02).

The average price for the 30 June 2024 financial year was A$0.26 (30 June 2023: A$0.61, 30 June 2022: A$0.52)

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 28. Share-Based Payments (Continued)

Performance rights

During the June 2022 Financial year the Company issued 24 million performance rights (2.4 million post-consolidation) to three directors. The terms of the performance rights issued were disclosed in the annual general meeting notice announced 22 October 2021. The performance rights are long-term incentives to offer conditional rights to fully paid ordinary shares in the Company upon satisfaction of vesting criteria over the vesting periods for no cash consideration. Fair value has been measured using the share price at grant date

Class of Performance	Applicable	Lapse	Rights
Rights	Milestone	Date	Issued

Class A Performance Rights	Completion of either a pre-feasibility study or a definitive feasibility study of the Korbel Main deposit that demonstrates at the time of reporting that extraction is reasonably justified and economically mineable indicating an internal rate of return to the Company of greater than 20% and an independently verified JORC classified mineral reserve equal to or greater than 1,500,000 oz Au with an average grade of not less than 0.4g/t for not less than 116Mt.	5 years from issue	600,000
Class B Performance Rights	Completion of the first gold pour (defined as a minimum quantity of 500 oz.) from the Korbel Main deposit.	5 years from issue	600,000
Class C Performance Rights	Achievement of an EBITDA of more than A$20m in the second half-year reporting period following the commencement of commercial operations at the Korbel Main deposit.	5 years from issue	1,200,000

30 June 2024 performance rights

The performance rights were valued as the closing share price A$1.30 on the grant date 24 November 2021. During the current period the probabilities of meeting the vesting conditions were altered and the amount was reduced by A$463,129 to reflect the change in probability.

30 June 2023 performance rights

The performance rights were valued as the closing share price A$1.30 on the grant date 24 November 2021. The total share-based payment expense recognized from the amortization of the 2022 issued performance rights was A$300,076 for the 30 June 2023 financial year

30 June 2022 performance rights

The performance rights were valued as the closing share price A$1.30 on the grant date 24 November 2021. The total share-based payment expense recognized from the amortization of the 2022 issued performance rights was A$163,053 for the 30 June 2022 financial year

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 28. Share-Based Payments (Continued)

Set out below are the summaries of Performance rights granted during period as share based payments

			Price at				Expired/	Balance at
			grant				Lapsed/	the end of
Grant date	Expiry date	Class	date		Granted	Exercised	other	the year

24/11/2021	24/11/2026	A	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	B	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	C	A$	1.30	1,200,000	-	-	1,200,000

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024